Consolidated statements of operations and comprehensive income (loss) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Net sales		$ 135,134	$ 229,567	$ 191,413
Cost of sales		73,684	97,332	91,084
Gross profit		61,450	132,235	100,329
Selling, general, and administrative expenses		56,103	109,156	74,758
Operating income		5,347	23,079	25,571
Other income (expense), net		(6,633)	3,016	(4,172)
Interest expense, net		(11,545)	(16,283)	(12,721)
Income (loss) before provision for income taxes		(12,831)	9,812	8,678
Income tax benefit (provision)		3,545	(4,499)	(4,321)
Net income (loss)		(9,286)	5,313	4,357
Comprehensive income (loss)		$ (9,286)	$ 5,313	$ 4,357
Net income (loss) per share (Note 16):
Basic		$ (709.35)	$ (39.47)	$ (1,559.81)
Diluted		$ (709.35)	$ (39.47)	$ (1,559.81)
Weighted average shares outstanding (Note 16):
Basic		27,593	12,606,529	30,523
Diluted		27,593	12,606,529	30,523
Predecessor
Net sales	$ 9,810
Cost of sales	5,038
Gross profit	4,772
Selling, general, and administrative expenses	3,045
Operating income	1,727
Other income (expense), net	36
Interest expense, net	(128)
Income (loss) before provision for income taxes	1,635
Income tax benefit (provision)	(542)
Net income (loss)	1,093
Comprehensive income (loss)	$ 1,093
Net income (loss) per share (Note 16):
Basic	$ 1,093.00
Diluted	$ 1,087.56
Weighted average shares outstanding (Note 16):
Basic	1,000
Diluted	1,005